CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' (DEFICIT) - USD ($) $ in Thousands	Ordinary Shares Follow-on offering	Ordinary Shares Direct offering	Ordinary Shares At-the-Market offering ("ATM")	Ordinary Shares	Additional Paid-in Capital Follow-on offering	Additional Paid-in Capital Direct offering	Additional Paid-in Capital At-the-Market offering ("ATM")	Additional Paid-in Capital	Accumulated other Comprehensive loss	Accumulated deficit	Convertible Preferred Shares	Follow-on offering	Direct offering	At-the-Market offering ("ATM")	Total
Balance as of beginning at Dec. 31, 2021											$ 31,806
Balance as of beginning (in shares) at Dec. 31, 2021											7,820,914
Balance as of beginning at Dec. 31, 2021				$ 1				$ 12,325	$ (196)	$ (27,223)					$ (15,093)
Balance as of beginning (in shares) at Dec. 31, 2021				10,274,403
Ordinary Shares
Issuance of ordinary shares				$ 1				36,145							36,146
Number of shares issued				6,772,091
Conversion of preferred shares				$ 1				31,805			$ (31,806)				31,806
Conversion of preferred shares (in shares)				7,820,914							(7,820,914)
Exercise of share options								3							3
Exercise of share options (in shares)				31,500
Share-based compensation expense								1,483							1,483
Net Income (Loss)										(12,648)					(12,648)
Foreign currency translation adjustment									(196)						(196)
Balance as of ending at Dec. 31, 2022				$ 3				81,761	(392)	(39,871)					41,501
Balance as of ending (in shares) at Dec. 31, 2022				24,898,908
Ordinary Shares
Issuance of ordinary shares					$ 27,317							$ 27,317
Number of shares issued	2,000,000		731,843
Conversion of preferred shares							$ 27,403							$ 27,403
Exercise of share options								349							349
Exercise of share options (in shares)				347,316
Non-cash exercise of Representative's Warrants (in shares)				65,399
Exercise of warrant								21,652							21,652
Exercise of warrant (in shares)				1,105,978
Share-based compensation expense								3,823							3,823
Net Income (Loss)										(31,632)					(31,632)
Foreign currency translation adjustment									18						18
Balance as of ending at Dec. 31, 2023				$ 3				162,305	(374)	(71,503)					90,431
Balance as of ending (in shares) at Dec. 31, 2023				29,149,444
Ordinary Shares
Issuance of ordinary shares						$ 24,811	$ 16,295						$ 24,811	$ 16,295
Number of shares issued		651,380	284,719
Exercise of share options								2,767							2,767
Exercise of share options (in shares)				346,869
Non-cash exercise of Representative's Warrants (in shares)				73,800
Exercise of warrant								38,960							38,960
Exercise of warrant (in shares)				1,320,337
Share-based compensation expense								8,987							8,987
Net Income (Loss)										(36,144)					(36,144)
Foreign currency translation adjustment									(286)						(286)
Balance as of ending at Dec. 31, 2024				$ 3				$ 254,125	$ (660)	$ (107,647)					$ 145,821
Balance as of ending (in shares) at Dec. 31, 2024				31,826,549